Intangible assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Intangible assets
12.	Intangible assets

	Licenses and other rights	Patents	Software	Total
Cost
Balance at January 1, 2019	$160,782	$6,997	$3,286	$171,065
Additions	—	728	467	1,195
Sold - discontinued operations (note 6)	(2,505)	(842)	(47)	(3,394)
Disposals	—	(524)	(39)	(563)
Effect of foreign exchange differences	(9)	(50)	(19)	(78)
Balance at December 31, 2019	$158,268	$6,309	$3,648	$168,225
Additions	3,796	668	29	4,493
Disposals	—	(179)	(362)	(541)
Effect of foreign exchange differences	—	(15)	(9)	(24)
Balance at December 31, 2020	$162,064	$6,783	$3,306	$172,153

Accumulated amortization
Balance at January 1, 2019	$147,356	$2,838	$1,068	$151,262
Amortization expense	410	403	446	1,259
Disposals	—	(364)	(9)	(373)
Impairments (note 24)	4,528	761	7	5,296
Sold - discontinued operations (note 6)	(2,418)	(570)	(36)	(3,024)
Effect of foreign exchange differences	(6)	(29)	(6)	(41)
Balance at December 31, 2019	$149,870	$3,039	$1,470	$154,379
Amortization expense	178	353	559	1,090
Disposals	—	(23)	(333)	(356)
Impairments (note 24)	480	1,072	15	1,567
Effect of foreign exchange differences	—	(12)	(7)	(19)
Balance at December 31, 2020	$150,528	$4,429	$1,704	$156,661

Carrying amounts
At December 31, 2020	$11,536	$2,354	$1,602	$15,492
At December 31, 2019	8,398	3,270	2,178	13,846

At December 31, 2020, intangible assets include $7,106 pertaining to a reacquired right from a licensee; these rights are not yet available for use and consequently their amortization has not commenced (note 17a,ii).

Impairment losses of $1,567, $5,296 and $142,609 were recorded on certain licenses and patents during the years ended December 31, 2020, 2019 and 2018 respectively (note 24).

The amortization expense for the year ended December 31, 2018 was $1,372.